Label	Element	Value
Dimensional 2065 Target Date Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DFA INVESTMENT DIMENSIONS GROUP INC. Dimensional 2065 Target Date Retirement Income Fund SUPPLEMENT TO THE PROSPECTUS
Risk/Return [Heading]	rr_RiskReturnHeading	Dimensional 2065 Target Date Retirement Income Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The purpose of this Supplement to the Prospectus dated February 28, 2023, of the Dimensional 2065 Target Date Retirement Income Fund (the “Portfolio”), a series of DFA Investment Dimensions Group Inc., is to notify shareholders of a change to the Portfolio’s primary benchmark. Accordingly, the “Annualized Returns” table under the “Performance” section is replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Annualized Returns (%) Periods ending December 31, 2022
Dimensional 2065 Target Date Retirement Income Fund | S&P Global BMI Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.63%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%	[1]
Dimensional 2065 Target Date Retirement Income Fund | FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.81%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.30%)	[1]
Dimensional 2065 Target Date Retirement Income Fund | S&P STRIDE Glide Path 2065 Index (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.28%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%	[1]
Dimensional 2065 Target Date Retirement Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2020
Dimensional 2065 Target Date Retirement Income Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Dimensional 2065 Target Date Retirement Income Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%

[1]	S&P Dow Jones Indices is discontinuing the Portfolio’s primary benchmark, the S&P STRIDE Glide Path 2065 Index. Accordingly, effective December 19, 2023, the S&P Global BMI Index (net dividends) and FTSE World Government Bond Index 1-3 Years, Currency-Hedged in USD Terms, are the Portfolio’s benchmarks.